Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,021,051,012.32
Previously Paid Amount	0.00
Total Fee Amount	141,007.14
Total Offset Amount	0.00
Net Fee	$ 141,007.14